Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP EQUITY FUNDS IV
Central Index Key	dei_EntityCentralIndexKey	0000778108
Document Creation Date	dei_DocumentCreationDate	May 02, 2016
Document Effective Date	dei_DocumentEffectiveDate	May 02, 2016
Prospectus Date	rr_ProspectusDate	Jul. 29, 2015